Revenue from contracts with customers (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contracts with Customers [Abstract]
Revenue from contract liability	S/ 726.4	S/ 665.2